Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2021 TWD ($) $ / shares	Sep. 30, 2021 TWD ($) $ / shares	Jun. 30, 2021 TWD ($) $ / shares	Mar. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Sep. 30, 2020 TWD ($) $ / shares	Jun. 30, 2020 TWD ($) $ / shares	Mar. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Sep. 30, 2019 TWD ($) $ / shares	Jun. 30, 2019 TWD ($) $ / shares	Mar. 31, 2019 TWD ($) $ / shares	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Resolution date of TSMC's Board of Directors in its meeting													Feb. 15, 2022	Feb. 09, 2021	Feb. 11, 2020
Special capital reserve	$ 311,147.0				$ 311,147.0								$ 311,147.0	$ 311,147.0		$ 11,216.5
Cash dividends to shareholders | $ / shares	$ 2.75	$ 2.75	$ 2.75	$ 2.75	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.0
Appropriation of earnings [member]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 15, 2022	Nov. 09, 2021	Aug. 10, 2021	Jun. 09, 2021	Feb. 09, 2021	Nov. 10, 2020	Aug. 11, 2020	May 12, 2020	Feb. 11, 2020	Nov. 12, 2019	Aug. 13, 2019	Jun. 05, 2019
Special capital reserve	$ 3,304.3	$ 710.2	$ 10,201.2	$ (6,287.0)	$ 12,420.7	$ 5,501.3	$ 11,884.5	$ (2,694.8)	$ 16,893.0	$ 3,289.2	$ (3,338.2)	$ (4,724.0)	$ 3,304.3	$ 12,420.7	$ 16,893.0
Cash dividends to shareholders	$ 71,308.5	$ 71,308.5	$ 71,308.5	$ 71,308.5	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 51,860.8